Basis of preparation of the consolidated financial statements - Revision of Financial Statements - Income Statement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of revision of income statement
Net revenue from products sold	$ 2,449,484	$ 1,964,841	$ 1,865,183
Cost of products sold	(1,681,202)	(1,439,101)	(1,463,290)
Gross profit	768,282	525,740	401,893
Gross Revenue	2,709,236	2,193,867	2,072,439
Taxes on sales and returns	(259,752)	(229,026)	(207,256)
Original
Disclosure of revision of income statement
Net revenue from products sold		1,912,813	1,824,840
Cost of products sold		(1,387,073)	(1,422,947)
Gross profit		525,740	401,893
Gross Revenue		2,193,867	2,072,439
Taxes on sales and returns		(281,054)	(247,599)
Adjustment
Disclosure of revision of income statement
Net revenue from products sold		52,028	40,343
Cost of products sold		(52,028)	(40,343)
Taxes on sales and returns		52,028	40,343
US Dollar
Disclosure of revision of income statement
Net revenue from products sold	1,729,234	1,414,992	1,334,878
US Dollar | Original
Disclosure of revision of income statement
Net revenue from products sold		1,362,964	1,294,535
US Dollar | Adjustment
Disclosure of revision of income statement
Net revenue from products sold		52,028	40,343
BRL
Disclosure of revision of income statement
Net revenue from products sold	717,032	547,537	529,218
BRL | Original
Disclosure of revision of income statement
Net revenue from products sold		547,537	529,218
Other
Disclosure of revision of income statement
Net revenue from products sold	3,218	2,312	1,087
Other | Original
Disclosure of revision of income statement
Net revenue from products sold		2,312	1,087
Peru
Disclosure of revision of income statement
Net revenue from products sold	696,527	573,884	584,450
Peru | Original
Disclosure of revision of income statement
Net revenue from products sold		521,856	544,107
Peru | Adjustment
Disclosure of revision of income statement
Net revenue from products sold		52,028	40,343
Brazil
Disclosure of revision of income statement
Net revenue from products sold	721,640	560,878	534,141
Brazil | Original
Disclosure of revision of income statement
Net revenue from products sold		560,878	534,141
United States
Disclosure of revision of income statement
Net revenue from products sold	158,060	156,634	99,884
United States | Original
Disclosure of revision of income statement
Net revenue from products sold		156,634	99,884
Luxembourg
Disclosure of revision of income statement
Net revenue from products sold	130,723	100,631	98,159
Luxembourg | Original
Disclosure of revision of income statement
Net revenue from products sold		100,631	98,159
Korea
Disclosure of revision of income statement
Net revenue from products sold	7,064	66,887	51,181
Korea | Original
Disclosure of revision of income statement
Net revenue from products sold		66,887	51,181
Switzerland
Disclosure of revision of income statement
Net revenue from products sold	108,798	59,873	135,450
Switzerland | Original
Disclosure of revision of income statement
Net revenue from products sold		59,873	135,450
Chile
Disclosure of revision of income statement
Net revenue from products sold	38,101	67,546	52,865
Chile | Original
Disclosure of revision of income statement
Net revenue from products sold		67,546	52,865
Singapore
Disclosure of revision of income statement
Net revenue from products sold	60,857	42,666	72,514
Singapore | Original
Disclosure of revision of income statement
Net revenue from products sold		42,666	72,514
Germany
Disclosure of revision of income statement
Net revenue from products sold	23,154	42,560	22,348
Germany | Original
Disclosure of revision of income statement
Net revenue from products sold		42,560	22,348
Colombia
Disclosure of revision of income statement
Net revenue from products sold	47,734	39,137	42,007
Colombia | Original
Disclosure of revision of income statement
Net revenue from products sold		39,137	42,007
Japan
Disclosure of revision of income statement
Net revenue from products sold	69,565	36,005	32,994
Japan | Original
Disclosure of revision of income statement
Net revenue from products sold		36,005	32,994
Austria
Disclosure of revision of income statement
Net revenue from products sold	37,270	22,982	18,731
Austria | Original
Disclosure of revision of income statement
Net revenue from products sold		22,982	18,731
Turkey
Disclosure of revision of income statement
Net revenue from products sold	35,522	19,498	23,265
Turkey | Original
Disclosure of revision of income statement
Net revenue from products sold		19,498	23,265
China
Disclosure of revision of income statement
Net revenue from products sold	18,172	12,838	639
China | Original
Disclosure of revision of income statement
Net revenue from products sold		12,838	639
Italy
Disclosure of revision of income statement
Net revenue from products sold	$ 15,799	3,608	1,399
Italy | Original
Disclosure of revision of income statement
Net revenue from products sold		3,608	1,399
Other Countries
Disclosure of revision of income statement
Net revenue from products sold		159,214	95,156
Other Countries | Original
Disclosure of revision of income statement
Net revenue from products sold		$ 159,214	$ 95,156